Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Schedule of assets measured at fair value on a recurring basis (in thousands)

Assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of March 31, 2017 and December 31, 2016 (in thousands):

Description	March 31, 2017	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)	December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)
Assets measured at fair value:
Money market investments	$6,882	$6,882	$—	$14,186	$14,186	$—
U.S. Treasury securities, obligations of U.S. government agencies, corporate debt securities and reverse repurchase agreements	42,745	—	42,745	41,832	—	41,832

Assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of December 31, 2016 and 2015 (in thousands):

Description	December 31, 2016	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)	December 31, 2015	Quoted prices in active markets for identical assets (Level 1)	Quoted prices for similar assets observable in the market place (Level 2)
Assets measured at fair value:
Money market investments	$14,186	$14,186	$—	$12,131	$12,131	$—
U.S. Treasury securities, obligations of U.S. government agencies, corporate debt securities and reverse repurchase agreements	41,832	—	41,832	73,261	—	73,261